Senior Notes Payable (Details) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 26, 2025	Feb. 28, 2025	May 31, 2024	Feb. 29, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 11, 2025	Jun. 30, 2025	May 21, 2025	Apr. 07, 2025	Jun. 30, 2024	Nov. 15, 2022
Senior Notes Payable [Line Items]
Outstanding balance						$ 1,311,311,000		$ 1,311,311,000		$ 1,530,561,000
Debt issuance costs, net						$ 18,000		$ 18,000		$ 95,000
Weighted average interest rate						5.60%		5.60%		5.62%
Interest expense						$ 18,769,000	$ 32,996,000	$ 72,685,000	$ 102,195,000	$ 133,308,000	$ 156,240,000
Debt instrument, number of private exchange transactions						5		5				5
Short-term debt, fair value	$ 107,156,000											$ 29,539,000	$ 140,312,000	$ 140,312,000	$ 140,312,000
Debt instrument, repurchase amount										$ 58,924
Weighted average interest rate										5.62%	5.71%
Interest expense on senior notes total										$ 92,650,000	$ 103,192,000
6.375% Senior Notes due 2025
Senior Notes Payable [Line Items]
Interest rate										6.375%
Debt instrument, redemption price, percentage		100.00%
8.00% New Notes Principal Due 2028 [Member]
Senior Notes Payable [Line Items]
Notes payable, total						$ 228,423,000		$ 228,423,000
8.00% Senior Secured Second Lien Notes due 2028
Senior Notes Payable [Line Items]
Debt instrument, redemption price, percentage	101.00%
Debt instrument, redemption price, percentage of principal amount redeemed	100.00%
Debt instrument, redemption price, discounted percentage	50.00%
6.750% Senior notes due May 31, 2024
Senior Notes Payable [Line Items]
Interest rate																	6.75%
6.750% Senior notes due May 31, 2024
Senior Notes Payable [Line Items]
Debt instrument, redemption price, percentage			100.00%	100.00%
Repayments of long-term debt			$ 25,000,000	$ 115,492,000
Debt instrument, redemption payment, accrued interest				$ 628,000
Senior Notes
Senior Notes Payable [Line Items]
Outstanding balance						1,311,311,000		1,311,311,000		$ 1,530,561,000	1,668,021,000
Debt issuance costs, net						18,000		18,000		95,000	13,130,000
Interest expense						15,184,000	$ 22,617,000	54,074,000	$ 70,032,000
Long-term debt, gross						$ 1,311,329,000		$ 1,311,329,000		$ 1,530,656,000	1,681,151,000
Interest rate						5.50%		5.50%		6.375%
Total senior notes outstanding											185,000
Repayments of long-term debt								$ 115,844,000
Principal amount										$ 93,067
Senior Notes | 6.375% Senior Notes due 2025
Senior Notes Payable [Line Items]
Long-term debt, gross										$ 145,211,000	$ 146,432,000
Interest rate		6.375%				6.375%		6.375%		6.375%	6.375%
Repayments of long-term debt										$ 1,130,000
Senior Notes | 8.00% New Notes Principal Due 2028 [Member]
Senior Notes Payable [Line Items]
Interest rate												8.00%
Senior Notes | 8.00% Senior Secured Second Lien Notes due 2028
Senior Notes Payable [Line Items]
Interest rate	8.00%
Debt instrument, face amount, total	$ 228,400,000
Senior Notes | 6.750% Senior notes due May 31, 2024
Senior Notes Payable [Line Items]
Long-term debt, gross											$ 140,492,000
Interest rate			6.75%								6.75%
Repurchased of common stock, shares (in Shares)					2,356,978
Debt instrument, repurchase amount, accrued interest			$ 145,000													$ 663,000
Senior Notes | 5.50% Senior Notes due March 2026
Senior Notes Payable [Line Items]
Interest rate	5.50%					5.50%		5.50%
Debt instrument, face amount, total	$ 115,800,000					$ 115,844,000		$ 115,844,000
Senior Notes | 5.00% Senior Notes due December 2026
Senior Notes Payable [Line Items]
Interest rate	5.00%					5.00%		5.00%
Debt instrument, face amount, total	$ 146,400,000					$ 146,448,000		$ 146,448,000
Senior Notes | 6.00% Senior Notes due January 2028
Senior Notes Payable [Line Items]
Interest rate	6.00%
Debt instrument, face amount, total	$ 51,100,000
Senior Notes | 5.25% Senior Notes due August 2028
Senior Notes Payable [Line Items]
Interest rate	5.25%
Debt instrument, face amount, total	$ 39,500,000
Senior Notes | 6.50% Senior Notes due 2026
Senior Notes Payable [Line Items]
Long-term debt, gross											$ 180,532,000
Interest rate	6.50%										6.50%	6.50%
Debt instrument, face amount, total	$ 2,100,000
New Notes [Member]
Senior Notes Payable [Line Items]
Long term debt undiscounted debt payments						48,584,000		48,584,000
Gains (losses) on restructuring of debt						12,222,000		67,208,000
New Notes [Member] | 8.00% Senior Notes due 2028 [Member]
Senior Notes Payable [Line Items]
Long-term debt, gross						$ 277,007,000		$ 277,007,000
Interest rate						8.00%		8.00%
New Notes [Member] | 8.00% Senior Secured Second Lien Notes due 2028
Senior Notes Payable [Line Items]
Interest rate	8.00%
Subsequent Event | 6.375% Senior Notes due 2025
Senior Notes Payable [Line Items]
Debt instrument, redemption price, percentage		100.00%
Subsequent Event | 8.00% Senior Secured Second Lien Notes due 2028
Senior Notes Payable [Line Items]
Debt instrument, redemption price, percentage	101.00%
Debt instrument, redemption price, percentage of principal amount redeemed	100.00%
Subsequent Event | Senior Notes
Senior Notes Payable [Line Items]
Principal amount	$ 24,611,000											$ 42,838,000	13,000,000	93,067,000
Subsequent Event | Senior Notes | 6.375% Senior Notes due 2025
Senior Notes Payable [Line Items]
Interest rate		6.375%
Debt instrument, repurchase amount, accrued interest		$ 720,000
Subsequent Event | Senior Notes | 8.00% Senior Secured Second Lien Notes due 2028
Senior Notes Payable [Line Items]
Interest rate	8.00%
Principal amount	$ 87,753,000
Subsequent Event | Senior Notes | 5.50% Senior Notes due March 2026
Senior Notes Payable [Line Items]
Interest rate	5.50%
Principal amount	$ 86,309,000													29,535,000
Subsequent Event | Senior Notes | 5.00% Senior Notes due December 2026
Senior Notes Payable [Line Items]
Interest rate	5.00%											5.00%			5.00%
Principal amount	$ 36,745,000											$ 19,682,000	8,021,000	$ 75,000,000	$ 22,000,000
Debt instrument, face amount, total													28,009,000
Subsequent Event | Senior Notes | 6.00% Senior Notes due January 2028
Senior Notes Payable [Line Items]
Interest rate	6.00%											6.00%		6.00%	6.00%
Principal amount												$ 4,706,000	1,892,000	$ 34,537,000
Subsequent Event | Senior Notes | 5.25% Senior Notes due August 2028
Senior Notes Payable [Line Items]
Interest rate	5.25%											5.25%			5.25%
Principal amount												$ 16,389,000	$ 18,096,000		$ 9,992,000
Subsequent Event | Senior Notes | 6.50% Senior Notes due 2026
Senior Notes Payable [Line Items]
Interest rate	6.50%											6.50%
Principal amount												$ 2,061,000